Intangible assets, net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	12 years	11 years
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	30 years	30 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	0 years	7 years
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	0 years	4 years
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	0 years	8 years
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	5 years	5 years
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	5 years	5 years
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	3 years	3 years
Audio-visual licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	9 years	0 years